Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net profit/(loss)	¥ (18,292)	$ (2,803)	¥ 14,968	¥ 2,928
Adjustments to reconcile net profit/(loss) to net cash provided by operating activities:
Allowance for doubtful account	1,218	187	626	376
Depreciation and amortization	5,108	783	3,779	3,082
Unrealized exchange loss/(income)	9	1	(362)	354
Share-based compensation expense	35,880	5,499	94,958	967
Interest expense	1,157	177	190	862
Investment income	(137)	(21)	(718)
Share of (income)/loss of equity method investee	(239)	(37)	180	(1,310)
Interest on convertible bond				26,249
Deferred income tax	(466)	(71)	20	190
Amortization of right-of-use assets	8,408	1,289
Amortization of Directors and Officers Liability Insurance premium	6,127	939
Loss on disposal of Property, plant and equipment	44	6
Adjustments to reconcile net profit/(loss) to net cash provided by operating activities:	38,817	5,949	113,641	33,698
Changes in operating assets and liabilities:
Increase in account receivables	(52,824)	(8,096)	(74,508)	(38,120)
(Increase)/decrease in insurance premium receivables	355	54	6,814	(6,133)
Increase in prepaid expense and other receivables	(30,755)	(4,713)	(6,860)	(4,152)
Increase in amounts due from related parties	(465)	(71)	465
Increase/(decrease) in amounts due to related party	29	4	10,266	(1,580)
Increase in other assets			(10,332)	(3,831)
Increase in accounts payable	103,091	15,799	52,163	57,995
Increase in insurance premium payables	61,632	9,446	11,140	12,753
Increase in contract assets	(216)	(33)
Increase in payroll and welfare payable	24,082	3,691	12,143	14,833
(Decrease)/increase in tax payable	2,234	342	37	(195)
Increase in other payables and accrued expenses	2,577	395	3,055	1,585
Decrease in operating lease liabilities	(10,891)	(1,669)
Net cash provided by operating activities	137,666	21,098	118,024	66,853
Cash flows from investing activities:
Purchase of long-term investment	(22,450)	(3,441)	(2,000)	(2,500)
Purchase of property, equipment and intangible assets	(8,196)	(1,256)	(6,035)	(1,139)
Proceeds from disposal of property, equipment and intangible assets	0	0	60	85
Acquisition of subsidiary, net of cash paid	(569)	(87)
Others	137	21	1,048	0
Net cash used in investing activities	(31,078)	(4,763)	(6,927)	(3,554)
Cash flows from financing activities:
Proceeds from borrowings	105,400	16,153	30,000	29,484
Repayments of borrowings	(61,266)	(9,389)	(35,285)	(13,912)
Proceeds from convertible bonds				33,000
Repayments of convertible bonds			(8,794)
Proceeds from IPO, net of issuance costs	340,479	52,181
Repurchase of Class A common shares	(2,063)	(316)
Proceeds from exercise of share options	503	77
Net cash provided by/(used in) financing activities	383,053	58,706	(14,079)	48,572
Effect of exchange rate changes on cash and cash equivalents	(10,020)	(1,536)	38	120
Net increase in cash and cash equivalents and restricted cash	479,621	73,505	97,056	111,991
Total cash and cash equivalents and restricted cash at beginning of year	249,327	38,211	152,271	40,280
Total cash and cash equivalents and restricted cash at end of year	728,948	111,716	249,327	152,271
Supplemental disclosure of cash flow information
Cash paid for interest	(4,386)	(672)	(2,094)	(1,473)
Cash paid for income tax	0	0	0	(283)
Supplemental disclosure of non-cash investing and financing activities
Accretion on redeemable preferred shares to redemption value	(4,274)	(655)	(32,854)	(29,118)
Issuance of redeemable preferred shares from conversion of the convertible bonds			¥ 0	¥ 25,427
Supplemental disclosure of non-cash operating activities
Operating lease assets obtained in exchange for operating lease liabilities	¥ 270,256	$ 41,419